Significant Accounting Policies - Additional Information (Details) ₩ / shares in Units, $ / shares in Units, ₩ in Billions			12 Months Ended
	May 15, 2020 shares	May 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2017 KRW (₩) ₩ / shares
Summary Of Significant Accounting Policies [Line Items]
Impairment of indefinite-lived intangible assets			$ 0
Impairment of goodwill			0
Defined benefit plan, benefit obligation			2,792,000	$ 1,882,000	$ 1,245,000
Defined contribution expense			467,000	394,000
Deferred offering costs				1,300,000
Advertising Expense			$ 61,800,000	28,500,000
Number of operating segments | segment			1
2.5% Convertible bonds due 2024 [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument face amount		$ 193,000,000				₩ 210
Debt instrument, interest rate, stated percentage		2.50%				2.50%
Debt conversion shares issued | shares	715,258
2.5% Non convertible bonds due 2024 [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument face amount		$ 83,000,000				₩ 90
Debt instrument, interest rate, stated percentage		2.50%				2.50%
Debt conversion shares issued | shares	306,539	306,540
Debt conversion shares issued price per share | (per share)		$ 270				₩ 293,600
Other net [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 5,400,000
Employee contributions percentage one [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent			1.00%
Employee contributions percentage two [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent			5.00%
On the one percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match			100.00%
On the next five percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match			50.00%
Other noncurrent liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan, benefit obligation			$ 2,800,000	$ 1,900,000